Employee Future Benefits - Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S.
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rate	10.00%
U.S. | Males
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
U.S. | Females
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Discount rate | Pension plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	$ (238)	$ (260)
Impact of decrease in actuarial assumption	279	305
Discount rate | Retiree welfare plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(30)	(34)
Impact of decrease in actuarial assumption	35	40
Health care cost trend rate | Retiree welfare plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	8	9
Impact of decrease in actuarial assumption	(7)	(8)
Mortality rates | Pension plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	88	89
Mortality rates | Retiree welfare plans
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	$ 6	$ 9